Recent Accounting Statements	12 Months Ended
Dec. 31, 2016
Recent Accounting Statements [Abstract]
Recent Accounting Statements

22.   Recent Accounting Statements

In May 2014, the FASB issued Accounting Standards Update “ASU No. 2014-09 – Revenue from Contracts with Customers” which provides additional guidance to clarify the principles for recognizing revenue.  The standard is intended to develop a common revenue standard for removing inconsistencies and weaknesses, improve comparability, provide more useful information to users through improved disclosure requirements, and simplify the preparation of financial statements. This guidance and subsequent amendments are effective for fiscal years beginning after December 15, 2017.    We are in the process of analyzing various contractual arrangements with customers at each subsidiary.  We believe that it is likely, as a result of adopting the ASU that certain expenses currently included in bad debt expense will be shown as contractual allowances (i.e. net revenue).  We currently do not have an estimate of the magnitude of this potential impact.  We anticipate a modified retrospective adoption of the ASU.

In February 2016, the FASB issued Accounting Standards Update “ASU No. 2016-02 – Leases” which introduces a lessee model that brings most leases on to the balance sheets and updates lessor accounting  to align with changes in the lessee model and the revenue recognition standard.   The guidance is effective for fiscal years beginning after December 15, 2018.  We are currently evaluating the impact of this ASU on our financial statements, existing lease recognition policies and disclosures.

In March 2016, the FASB issued Accounting Standards Update “ASU No. 2016-09 - Compensation – Stock Compensation” which is part of the FASB’s Simplification Initiative.  The object of this initiative is to identify, evaluate, and improve areas of GAAP. The areas of simplification in this initiative involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.  The guidance is effective for fiscal years beginning after December 15, 2016.  The impact of this ASU on our financial statements in 2017 and later years could be material, dependent upon the volatility of our stock price.  This price volatility could materially increase or decrease the amount of the income tax benefit related to stock compensation recognized in the income statement and the classification of such benefit in the statement of cash flows.  Adoption of this statement will not materially impact our statement of financial position.

In August 2016, the FASB issued Accounting Standards Update “ASU No. 2016-15 – Cash Flow Classification” which amends guidance on the classification of certain cash receipts and payments in the statement of cash flows.  The primary purpose of ASU 2016-15 is to reduce diversity in practice related to eight specific cash flow issues.  The guidance in this ASU is effective for fiscal years beginning after December 15, 2017.    We have analyzed the impact of ASU 2016-15 on our statement of cash flows and do not expect it to have a material effect.

In January 2017, the FASB issued Accounting Standards Update “ASU No. 2017-4 – Intangibles – Goodwill and Other”.  To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test.  The guidance in the ASU is effective for the Company in fiscal years beginning after December 15, 2019.  Early adoption is permitted.  We anticipate adoption of this standard will have no impact on our consolidated financial statements.